Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Income Taxes
NOTE 12 — INCOME TAXES
The Company accounts for income taxes under ASC
740-10,
which provides for an asset and liability approach of accounting for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes. The Company’s tax jurisdictions are Florida and Pennsylvania.

The components of the Company’s tax rate for the years ended December 31, 2022 and 2021 consisted of the following:

	2022	2021
U.S. federal statutory rate	21.0%	21.0%
Effects of:
State taxes, net of federal benefit	7.9%	7.9%
Stock based compensation	(0.4%)	(1.1%)
Gain on loan forgiveness	(2.5%)	1.4%
Net operating loss true-up	2.6%
R&D expenses, net	0.0%	(0.6%)
R & D Credit	0.2%	2.2%
R & D True Up	(6.6%)	(1.9%)
Other permanent differences	(0.2%)	0.0%
Stock Compensation True up	0.0%	4.9%
Valuation allowance	(22.0%)	(33.8%)

Effective rate	(0.0%)	(0.0%)

Significant components of the Company’s deferred tax assets as of December 31, 2022 and 2021 are summarized below:

	2022	2021
Deferred income tax assets:
Net operating losses	$7,642,000	$5,585,000
Accrued interest	747,000	543,000
Federal research and development tax credits	113,000	568,000
Amortization of research expense	585,000	—
Right of use asset	29,000	—
Non-qualified deferred compensation	263,000	132,000
Accrued compensation	271,000	142,000
Change in fair value of derivative liabilities	275,000	632,000

Total deferred tax asset	9,925,000	7,602,000

Valuation allowance	(9,925,000)	(7,602,000)

Net deferred income tax assets	$—	$—

As of December 31, 2022, the Company had approximately $25.7 million of federal and $29.9 million state net operating loss carry forwards. Federal and state net operating loss carryforwards were approximately $5.4 and $6.3 million, respectively for the year ended December 31, 2022. The Company’s net operating loss carry forwards consist of approximately $7.0 million of pre 2018 net operating loss carryforwards, which expire after twenty years and begin to expire starting in 2028. The Company had approximately $18.9 million of post 2017 net operating losses that carry forward indefinitely. Future utilization of the net operating loss carry forwards is subject to certain limitations under Section 382 of the Internal Revenue Code. In addition, the Company has approximately $13,000 of federal research and development credit carryovers, which expire after twenty years and begin to expire starting in
2042
. The amount of the credits is approximately $113,000 for tax year 2022. Future realization of the credit carry forwards is subject to certain limitations under Section 383 of the Internal Revenue Code. The Company has not undertaken any formal research and development credit study to calculate its credits.
The Company provides for a valuation allowance when it is more likely than not that it will not realize a portion of the deferred tax assets. The Company has established a valuation allowance against the net deferred tax asset due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, we have not reflected any benefit of such deferred tax assets in the accompanying financial statements. Our net deferred tax asset and valuation allowance increased by approximately $2,323,000 and $1,481,000 for the years ended December 31, 2022 and 2021, respectively.
The Company is subject to U.S. federal income tax examinations by tax authorities for all tax years since inception due to unexpired net operating loss carryforwards originating in and after that year. The Company may be subject to income tax examinations for the various state taxing authorities which vary by jurisdiction.
The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.

Alpha Healthcare Acquisition Corp. III [Member]
Income Taxes [Line Items]
Income Taxes
Note 7 — Income Taxes
The Company’s effective tax rate (“ETR”) is calculated quarterly based upon current assumptions relating to the full year’s estimated operating results and various tax-related
items. The Company’s ETR was 37.3% and 0% for the three months ended March 31, 2023 and 2022, respectively. The difference between the effective tax rate of 37.3% and the U.S. federal statutory rate of 21% for the three months ended March 31, 2023 was primarily due to the ETR adjustment and the change in the valuation allowance. The difference between the effective tax rate of 0% and the U.S. federal statutory rate of 21% for the three months ended March 31, 2022 was due to the full valuation allowance recognized against the deferred tax assets.
The 2021 and 2022 federal tax returns for the Company remain open for examination.

Note 7 — Income Taxes
The Company’s general and administrative expenses are generally considered start-up
costs and are not currently deductible. During the year ended December 31, 2022, $391,198 of income tax expense was recorded. The Company’s effective tax rate for the year ended December 31, 2022 was 65%, which differs from the U.S. federal statutory rate of 21%, primarily due to the change in the valuation allowance, resulting from recognizing a full valuation allowance against the deferred tax assets. The Company’s effective tax rate was 0% for the period from January 21, 2021 (inception) through December 31, 2021, which differs from the U.S. federal statutory rate of 21%, primarily due to recognizing a full valuation allowance on deferred tax assets.
The Company has no uncertain tax positions related to federal and state income taxes. The 2021 federal tax return for the Company remains open for examination. In the event that the Company is assessed interest or penalties at some point in the future, it will be classified in the financial statements as tax expense.

The income tax provision consisted of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Federal
Current	$391,198	$—
Deferred	(265,998)	(96,461)
Change in valuation allowance	265,998	96,461

Income tax provision	$391,198	$—

The Company’s net deferred tax assets consisted of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Deferred tax asset
Net operating loss carryforward	$—	$33,531
Startup/Organization expenses	362,459	62,930

Total deferred tax assets	362,459	96,461
Valuation allowance	(362,459)	(96,461)

Deferred tax asset, net of allowance	$—	$—

As of December 31, 2022 and 2021, the Company has U.S. federal net operating loss carryovers of $0 and $159,673, respectively, that do not expire.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and for the period from January 21, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $265,998 and $96,461, respectively.
There were no unrecognized tax benefits as of December 31, 2022 and 2021. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of overallotment liability	—	8.3
Valuation allowance	44.0	(29.3)

Effective tax rate	65.0%	0.0%

The Company files U.S. federal income tax returns and is subject to examination since inception.